Note 7 - Leases (Details Textual)	1 Months Ended
	Nov. 30, 2003	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Operating Lease, Weighted Average Remaining Lease Term (Year)		3 years 7 months 6 days
Operating Lease, Liability, Total		$ 1,386,000	$ 1,598,000
Operating Lease, Right-of-Use Asset		$ 1,386,000	$ 1,598,000
Operating Lease, Weighted Average Discount Rate, Percent		5.00%	4.60%
Lessee, Finance Lease, Term of Contract (Year)	10 years
Number of Consecutive Renewal Term Options	4
Lessee, Finance Lease, Renewal Term (Year)	10 years
Lessee, Finance Lease, Annual Rent		$ 15,000
Leasehold Improvements Required to be Made Per Year		$ 150,000
Lessee, Finance Lease, Remaining Lease Term (Year)		30 years 9 months 18 days
Finance Lease, Weighted Average Remaining Lease Term (Year)		2 years 9 months 18 days
Finance Lease, Weighted Average Discount Rate, Percent		5.20%	5.10%
Lease for Golf Cart GPS Equipment [Member]
Operating Lease, Liability, Total		$ 400,000
Operating Lease, Right-of-Use Asset		$ 400,000
Facility, Vehicle, Golf Carts and Associated Gps Equipment [Member]
Operating Lease, Liability, Total			$ 500,000
Operating Lease, Right-of-Use Asset			$ 500,000
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)		1 year
Minimum [Member] | Golf and Related Operations [Member]
Lessee, Finance Lease, Remaining Lease Term (Year)		1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)		5 years
Maximum [Member] | Golf and Related Operations [Member]
Lessee, Finance Lease, Remaining Lease Term (Year)		3 years 9 months 18 days